General and Administrative Expenses	9 Months Ended
Sep. 30, 2018
Disclosure Of General And Administrative Expenses [Abstract]
General and Administrative Expenses
9.	GENERAL AND ADMINISTRATIVE EXPENSES

The following table summarizes the Company’s general and administrative expenses during the nine-month periods ended September 30, 2018 and 2017:

	For the nine months ended September 30,
	2018	2017
	$	$
Salaries, benefits and directors’ fees	3,689	3,093
Office and administration	942	498
Professional fees	934	571
Travel and conferences	616	565
Regulatory and filing fees	768	109
Marketing	412	411
Depreciation	69	32
Investor relations	125	55
	7,555	5,334